CAPITAL STOCK - Schedule of Stock Options Oustanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	3,073,500	2,923,500	2,648,500
Exercise Price	$ 0.69	$ 0.41	$ 0.39
October 11, 2026 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	150,000
Exercise Price	$ 2.59
Expiry Date	Oct. 11, 2026
December 31, 2032 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	382,000
Exercise Price	$ 0.15
Expiry Date	Dec. 31, 2032
June 1, 2040 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	54,000
Exercise Price	$ 0.6
Expiry Date	Jun. 01, 2040
October 8, 2035 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	250,000
Exercise Price	$ 0.2
Expiry Date	Oct. 08, 2035
October 23, 2040 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	360,000
Exercise Price	$ 1.23
Expiry Date	Oct. 23, 2040
May 5, 2036 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	400,000
Exercise Price	$ 0.4
Expiry Date	May 05, 2036
July 1, 2037 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	690,000
Exercise Price	$ 0.3
Expiry Date	Jul. 01, 2037
December 14, 2042 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	450,000
Exercise Price	$ 0.81
Expiry Date	Dec. 14, 2042
April 27, 2043 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	62,500
Exercise Price	$ 0.92
Expiry Date	Apr. 27, 2043
May 13, 2044 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	275,000
Exercise Price	$ 1.3
Expiry Date	May 13, 2044